Leases - Schedule of Supplemental Cash Flow Information Related to Leases (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 1,007
ROU assets obtained in exchange for lease obligations	$ 103